Organization and Business Operations		4 Months Ended	5 Months Ended	9 Months Ended	12 Months Ended
	May 31, 2021	Sep. 30, 2021	Dec. 31, 2020	Sep. 30, 2021	Dec. 31, 2020
Organization and Business Operations [Line Items]
Organization and Business Operations

1. Organization and Business

Principal Business

NextNav Holdings, LLC and its consolidated subsidiaries, (collectively “NextNav” or the “Company”) was formed as a limited liability company under the laws of the state of Delaware on December 5, 2007 and is headquartered in McLean, Virginia. NextNav shall continue in existence until written agreement of (i) the Company’s Board of Directors, (ii) the members holding a majority of the Common Units (as defined below), and (iii) the members holding a majority of the Preferred Units (as defined below) to dissolve, or through judicial dissolution. The rights and obligations of the members are contained in the Company’s Eighth Amended and Restated Operating Agreement dated October 2021 (the “Operating Agreement”) and amendments thereof.

NextNav delivers next generation positioning, navigation and timing (“PNT”) solutions through network-based solutions, including the Pinnacle system. The Pinnacle system provides “floor-level” altitude service to any device with a barometric pressure sensor, including most off-the-shelf Android and iOS smartphones. The TerraPoiNT system is a terrestrial-based, encrypted network designed to overcome the limitations inherent in the space-based nature of GPS through a network of specialized wide area location transmitters that broadcasts an encrypted PNT signal on a licensed 900 MHz spectrum.

NextNav has devoted substantially all of its efforts to date to planning and organization, the development of its network, ongoing research and development programs, and securing adequate capital for anticipated operations. Since its inception, NextNav has incurred recurring losses and generated negative cash flows from operations and has primarily relied upon debt and equity financings to fund its cash requirements.

As discussed in the Current Report on Form 8-K, Amendment number 1 to the Current Report on Form 8-K and Amendment number 2 to the Current Report on Form 8-K, filed on October 28, 2021, October 28, 2021 and October 29, 2021, respectively, with the Securities and Exchange Commission (the “SEC”), by Spartacus Acquisition Shelf Corp. (now known as “NextNav Inc.”) (the “Shelf”), Spartacus Acquisition Corporation (“Spartacus”) and the Shelf announced that the previously announced transactions contemplated by the Agreement and Plan of Merger, dated as of June 9, 2021 (the “Merger Agreement”), by and among the Company, Spartacus, and the Shelf, and the other parties thereto, were consummated (the “Business Combination”). Refer to Footnote 9 — Subsequent Events for further detail.

As of September 30, 2021, NextNav had authorized 300,050,000 units (“Units”). Of the authorized units, 107,950,000 are designated as preferred, of which 13,400,000 are designated as Class C Redeemable Preferred Units and 94,550,000 are designated as Class D Redeemable Preferred Units (collectively, the “Preferred Units”). The remaining 192,100,000 authorized units are designated as common units (“Common Units”), par value $0.0001, of which 128,508,093 are designated as Class A-1 Common Units, 5,199,202 are designated as Class B-1 Common Units, 250,000 are designated as Class B-2 Common Units, 250,000 are designated as Class B-3 Common Units, and 4,500,000 are designated as Class B-4 Common Units. The remainder of the Common Units (53,392,705) may be further designated as separate classes and series of Common Units by the NextNav board of directors (the “Board”) at its discretion.

Summary of Significant Accounting Policies

The accompanying Condensed Consolidated Balance Sheet as of September 30, 2021, Condensed Consolidated Statements of Comprehensive Loss for the nine months ended September 30, 2021 and 2020, and the Condensed Consolidated Statements of Changes in Preferred Interests and Members’ Deficit and Condensed Consolidated Statements of Cash Flows for the nine months ended September 30, 2021 and 2020 are unaudited. These unaudited condensed consolidated financial statements have been prepared in accordance with the rules and regulations of the SEC for interim financial information. Accordingly, they do not include all of the information and footnotes required by accounting principles generally accepted in the United States of America (“GAAP”) for complete annual financial statements. These financial statements should be read in conjunction with the audited financial statements and the accompanying notes for the year ended December 31, 2020. The unaudited interim financial statements have been prepared on the same basis as the annual financial statements and in the opinion of management reflect all adjustments (consisting of normal recurring adjustments) necessary to state fairly the Company’s financial position as of September 30, 2021, its results of operations for the nine months ended September 30, 2021 and 2020, and changes in its preferred interests and members’ deficit and cash flows for the nine months ended September 30, 2021 and 2020. The December 31, 2020 balance sheet included herein was derived from audited financial statements but does not include all disclosures including notes required by GAAP for complete annual financial statements.

Revenue

As of September 30, 2021, revenues expected to be recognized in the future related to performance obligations that are unsatisfied for non-cancellable contracts is $0.1 million. The Company expects to recognize this revenue by the third quarter of 2022.

Equity-Based Compensation

NextNav incurs equity-based compensation pursuant to units issued to employees and service providers under the 2011 Units Option and Profits Interest Plan, amended in 2020. Measurement of equity-based compensation with employees is based on the estimated grant date fair value of the equity instruments issued. NextNav recognizes equity-based compensation on a straight-line basis over the requisite service period of the grant, which is generally equal to the vesting period. NextNav accounts for forfeitures as they occur.

As part of determining the fair value of NextNav’s outstanding securities and stock-based compensation in the prior year, the Company relied on an Option Pricing Model (“OPM”) to determine the fair value of NextNav’s equity as of the reporting date. Given the increased potential of a merger transaction, during the first quarter of 2021 the Company changed its equity allocation methodology from an OPM to a Probability Weighted Expected Return Method (“PWERM”). The PWERM estimates the value of the Company’s outstanding equity securities based upon an analysis of future values of a company, assuming various future liquidity event outcomes. Each unit’s value is based upon the probability-weighted present value of these expected outcomes, as well as the rights of each equity class. As of September 30, 2021, the Company utilized the PWERM to capture the discrete probabilities and values of the Company’s equity securities under the identified scenarios.

The following details the amount of stock-based compensation included in cost of goods sold, research and development, and selling, general and administrative expenses (in thousands):

	Nine Months Ended September 30,
	2021	2020
Cost of goods sold	$134	$—
Research and development	409	—
Selling, general and administrative	490	53
	$1,033	$53

Basic and diluted net loss per common unit

Basic loss per unit (“EPU”) excludes dilution for common unit equivalents and is computed by dividing net loss available to common unit holders by the weighted-average number of common units outstanding for the period. Diluted EPU is based on the weighted-average number of units of common stock outstanding during each period, adjusted for the effect of dilutive common unit equivalents.

Restricted units are included in the computation of basic EPU as they vest and are included in diluted EPU, to the extent they are dilutive, determined using the treasury stock method.

The following details the determination of the diluted weighted average shares (in thousands, except per share data):

	Nine Months Ended September 30,
	2021	2020
Numerator
Net Loss	$(98,465)	$(23,414)
Less: Change in redemption value of preferred interests	(13,831)	(24,625)
Net Loss attributable to common unit holders	$(112,296)	$(48,039)

Denominator
Weighted average units outstanding – basic and diluted	20,526	15,978
Net loss attributable to common unit holder per unit – basic and diluted	$(5.47)	$(3.01)

The following details anti-dilutive unvested restricted units, as well as the anti-dilutive effects of warrants, stock options and preferred units outstanding (in thousands):

	Nine Months Ended September 30,
	2021	2020
Antidilutive Units Excluded:
Warrants	62,373	53,209
Options	2,440	1,966
Restricted Stock Units	285	359
Preferred Units	84,700	84,700

1. Organization and Business

Principal Business

NextNav Holdings, LLC and its consolidated subsidiaries, (collectively “NextNav” or “the Company”) was formed as a limited liability company under the laws of the state of Delaware in December 2007 and is headquartered in McLean, Virginia. NextNav shall continue in existence until written agreement of (i) the Company’s Board of Directors, (ii) the members holding a majority of the Common Units, and (iii) the members holding a majority of the Preferred Units, or through judicial dissolution. The rights and obligations of the members are contained in the Company’s Sixth Amended and Restated Operating Agreement dated December 2019 (“the Operating Agreement”) and amendments thereof.

NextNav delivers next generation positioning, navigation and timing (“PNT”) solutions through network-based solutions. The Pinnacle system provides “floor-level” altitude service to any device with a barometric pressure sensor, including most off-the-shelf Android and iOS smartphones. The TerraPoiNT system is a terrestrial-based, encrypted network designed to overcome the limitations inherent in the space-based nature of GPS through a network of specialized wide area location transmitters that broadcasts an encrypted PNT signal on a licensed 900 MHz spectrum.

NextNav has devoted substantially all of its efforts to date to planning and organization, the development of its network, ongoing research and development programs, and securing adequate capital for anticipated operations. Since its inception, NextNav has incurred recurring losses from operations and has primarily relied upon debt and equity financings to fund its cash requirements.

Summary of Significant Accounting Policies

Segments

NextNav operates as one operating segment. NextNav’s chief operating decision maker (“CODM”) is its Chief Executive Officer, who reviews financial information presented on an entity-wide basis for purposes of making operating decisions, assessing financial performance and allocating resources. Substantially all long-lived tangible assets are located in the United States.

For the year ended December 31, 2020, three customers accounted for 53%, 27%, and 18% of total revenue. For the year ended December 31, 2019, one customer accounted for 93% of total revenue.

Foreign Currency Translation

The functional currency of the Company’s foreign subsidiaries is generally the local currency. Assets and liabilities are translated into U.S. dollars at the exchange rate in effect at the Consolidated Balance Sheet date. Operating accounts are translated at an average rate of exchange for the respective accounting periods. Translation adjustments resulting from the process of translating foreign currency financial statements into U.S. dollars are reported as a component of accumulated other comprehensive loss. Transaction gains and losses reflected in the functional currencies are charged to income or expense at the time of the transaction.

Net transaction gains (losses) from foreign currency contracts recorded in the consolidated statements of comprehensive loss were immaterial for the fiscal years ended December 31, 2020 and 2019. The only components of other comprehensive loss are currency translation adjustments for all periods presented. No income tax expense was allocated to the currency translation adjustments.

Cash and Cash Equivalents

Cash and cash equivalents include all cash in banks and highly liquid investments with an original maturity of three months or less when purchased.

Restricted Cash

Restricted cash represents deposits held in escrow in exchange for a letter of credit. The obligation under the letter of credit was satisfied subsequent to December 31, 2020 and the restriction has since been removed.

Property and Equipment and Network under Construction

Property and equipment and network under construction are recorded at cost, net of accumulated depreciation. Interest is capitalized during the construction phase of network capital projects. Employee-related costs for construction of network assets are also capitalized during the construction phase. Expenditures for maintenance and repairs that do not materially extend the useful lives of property and equipment are charged to Cost of Goods Sold (“COGS”) as incurred. When property or equipment is retired or otherwise disposed of, the property accounts are relieved of costs and accumulated depreciation and any resulting gain or loss is included in the Consolidated Statements of Comprehensive Loss.

NextNav records asset retirement obligations associated with the contractually required removal of property and equipment assets from leased properties. When an asset retirement obligation is identified, NextNav records the fair value of the obligation discounted at present value as a liability. The fair value of the obligation is also capitalized as property and equipment, which is amortized over the estimated remaining useful life of the associated asset. Accretion expense on the liability is recognized over the estimated life of the related assets.

Asset retirement obligations for the years ended December 31, 2020 and 2019 are:

	Year Ended December 31,
	(in thousands)
	2020	2019 Restated
Beginning Balance	$501	$474
Liabilities incurred	55	—
Liabilities settled	(37)	—
Accretion	71	27
Ending Balance	$590	$501

Depreciation is computed using the straight-line method over the estimated useful lives of the assets as follows:

Network under construction	5–10 years upon being placed into production
Office equipment and furniture	2–5 years
Leasehold improvements	Shorter of the useful life or lease term

Software Development Costs

Research and development costs to develop software to be sold, leased or marketed are expensed as incurred up to the point of technological feasibility for the related software product. We have not capitalized development costs for software to be sold, leased or marketed to date, as the software development process is essentially completed concurrent with the establishment of technological feasibility. As such, these costs are expensed as incurred and recognized in research and development costs in the Consolidated Statements of Comprehensive Loss.

Software developed for internal use, with no substantive plans to market such software at the time of development, are capitalized and included in intangible assets in the Consolidated Balance Sheets. Costs incurred during the preliminary planning and evaluation and post implementation stages of the project are expensed as incurred. Costs incurred during the application development stage of the project are capitalized. In 2020, we capitalized $0.7 million of development costs related to internal use software. No costs were capitalized in 2019 related to internal use software. Internal use software is amortized over a 3 year useful life. Amortization was $63 thousand for the year ended December 31, 2020. There was no amortization expense for 2019.

Long Lived Assets

NextNav’s property and equipment and network under construction are reviewed for impairment whenever events or changes in circumstances indicate that the carrying amount may not be recoverable. If circumstances require a long-lived asset or asset group to be tested for possible impairment, impairment is determined by comparing the carrying value of these long-lived assets to management’s probability weighted estimate of the future undiscounted cash flows expected to result from the use of the asset or asset group. In the event an impairment exists, a loss is recognized based on the amount by which the carrying value exceeds the fair value of the asset group.

Revenue

NextNav derives its revenue from indoor and dense-urban positioning technology, products and services including revenue generated through technology demonstration and assessment contracts with government customers, support services provided to government customers, sales of equipment, and licensing of proprietary technology.

NextNav recognizes revenue when an arrangement exists, services, equipment or access to licensed technology are delivered, the transaction price is determined, the arrangement has commercial substance, payment terms are determined and collection of consideration is probable.

The Company sells software licenses and services through arrangements that may bundle software, equipment, and other services. When the Company determines that it has separate distinct performance obligations, the Company allocates the bundled contract price among the various performance obligations based on each deliverable’s stand-alone selling price. If the stand-alone selling price is not directly observable, the Company estimates the amount to be allocated for each performance obligation based on observable market transactions. When the Company determines the performance obligations are not distinct, the Company recognizes revenue on a combined basis as the obligation is satisfied. To the extent the Company’s contracts include variable consideration, the transaction price includes both fixed and variable consideration. The variable consideration contained within the Company’s contracts with customers may include discounts, credits and other similar items. When a contract includes variable consideration, the Company evaluates the estimate of the variable consideration to determine whether the estimate needs to be constrained; therefore, the Company includes the variable consideration in the transaction price only to the extent that it is probable that a significant reversal of the amount of cumulative revenue recognized will not occur when the uncertainty associated with the variable consideration is subsequently resolved.

NextNav recognizes equipment sales and the related costs when title to the equipment (and the risks and rewards of ownership) passes to the customer, typically upon shipment. Customers do not have rights of return without prior consent from NextNav. Revenue pursuant to licensing agreements for NextNav’s technology represent performance obligations that are satisfied over time. NextNav recognizes support services ratably over the periods in which the services are provided; the related costs are expensed as incurred.

The timing of revenue recognition, billings and cash collections results in billed accounts receivable, unbilled receivables, and deferred revenue on the Consolidated Balance Sheets. The Company bills amounts under its agreed-upon contractual terms at periodic intervals for services, upon shipment for equipment, or upon achievement of contractual milestones or as work progresses. Billing may occur subsequent to revenue recognition, resulting in accounts receivable. The Company may also receive payments from customers before revenue is recognized, resulting in deferred revenue.

NextNav recognized revenue under two customer contracts in 2019 and four in 2020.

The following table presents the Company’s revenue disaggregated by category and source (in thousands):

	Year Ended December 31,
	2020	2019
	(in thousands)
Government contracts	$416	$152
Equipment sales	113	12
Other	40	—
Total revenue	$569	$164

As of December 31, 2020, revenues expected to be recognized in the future related to performance obligations that are unsatisfied for non-cancellable contracts is $303 thousand. The Company expects to recognize this revenue in 2021.

Cost of Goods Sold

Cost of Goods Sold (“COGS”) consist of personnel-related expenses, including salaries, benefits and stock-based compensation, and allocated facility costs for our operations and manufacturing teams. COGS also includes expenses for site leases, cost of equipment, and professional services related to the installation and maintenance of the equipment at each leased site.

Research and Development Costs

Research and development costs are expensed as incurred and primarily include the compensation and benefits costs incurred to develop NextNav’s first-generation beacon hardware and software, the TerraPoiNT service and the Pinnacle service.

Equity-Based Compensation

NextNav incurs equity-based compensation pursuant to units issued to employees and service providers under the 2011 Units Option and Profits Interest Plan, amended in 2020. Measurement of equity-based compensation with employees is based on the estimated grant date fair value of the equity instruments issued. NextNav recognizes equity-based compensation on a straight-line basis over the requisite service period of the grant, which is generally equal to the vesting period. NextNav accounts for forfeitures as they occur.

Basic and Diluted Net Loss per Common Unit

Basic loss per unit (“EPU”) excludes dilution for common unit equivalents and is computed by dividing net loss available to common unit holders by the weighted-average number of common units outstanding for the period. Diluted EPU is based on the weighted-average number of units of common stock outstanding during each period, adjusted for the effect of dilutive common unit equivalents.

Restricted units are included in the computation of basic EPU as they vest and are included in diluted EPU, to the extent they are dilutive, determined using the treasury stock method.

The determination of the diluted weighted average shares is included in the following calculation of EPU:

	Year Ended December 31,
	2020	2019
	(in thousands)
Numerator
Net loss	$137,336	$18,302
Less cumulative change in redemption value of temporary equity	33,072	80,468
Net loss attributable to common unitholders	170,408	98,770

Denominator
Weighted average units – basic and diluted	16,853	15,742

Basic and diluted loss per unit	$10.11	$6.27

The following details anti-dilutive unvested restricted units, as well as the anti-dilutive effects of stock options and preferred units outstanding:

Antidilutive Units Excluded	December 31,
	2020	2019
	(in thousands)
Warrants	53,209	50,792
Options	2,024	2,302
Restricted stock units	484	504
Preferred units	84,700	84,700

Income Taxes

NextNav is a limited liability company, organized as a partnership, and as such, NextNav is generally not subject to federal, state or local income tax directly. Rather, each member is subject to income taxation based on the member’s portion of NextNav’s income or loss. NextNav’s non-operating subsidiary, Commlabs, is taxed as a U.S. corporation. NextNav’s Indian subsidiary, Commlabs Technology Centre Pvt. Ltd. (“Commlabs India”), is taxed as a corporation in India and, as such, is subject to Indian entity-level income tax.

Income taxes are accounted for under the asset and liability method. Deferred tax assets and liabilities are recognized for the future tax consequences attributable to temporary differences between the financial statement carrying amounts of existing assets and liabilities and their respective tax basis and for operating loss and tax credit carryforwards. Deferred tax assets and liabilities are measured using currently enacted tax rates expected to apply to taxable income in the year in which those temporary differences are expected to be recovered or settled. The effect on deferred tax assets and liabilities of a change in tax rates is recognized in income in the period of enactment. Valuation allowances are recorded against deferred tax assets when it is more likely than not that some portion or all of a deferred tax asset will not be realized. The ultimate realization of deferred tax assets is dependent upon the generation of future taxable income during the period in which those temporary differences become deductible. Management considers the scheduled reversal of deferred tax liabilities, projected future taxable income, and tax planning in evaluating whether it is more likely than not that deferred tax assets will be realized.

NextNav determines whether a tax position is more likely than not to be sustained upon examination based on the technical merits of the position. Once it is determined that a position meets this recognition threshold, the position is measured to determine the amount of benefit to be recognized in the financial statements. NextNav adjusts its estimated liabilities for uncertain tax positions periodically because of ongoing examinations by, and settlements with, the various taxing authorities, as well as changes in tax laws, regulations and interpretations.

NextNav has not been assessed interest or penalties by taxing jurisdictions. In the event NextNav is assessed interest and/or penalties, those costs will be classified in the consolidated statements of comprehensive loss as income tax expense, when it is more likely than not it will be incurred.

The U.S. Federal jurisdiction and the State of California are the major tax jurisdictions where the Company files income tax returns. The Company is generally subject to U.S. Federal or State examinations by tax authorities and for the Company’s tax returns from years 2017 to 2020 remain subject to examination by tax authorities.

Indefinite-Lived Intangible assets

NextNav holds wireless Multilateration Location and Monitoring Service (“LMS”) licenses. Certain general regulatory requirements apply to all licensed wireless spectrum, including, for example, certain build-out or “substantial service” requirements, which generally must be satisfied as a condition to the license. NextNav is actively engaged in either meeting such requirements currently or seeking an extension of such requirements from the Federal Communications Commission (“FCC”) for each of its LMS licenses. Although licenses are issued by the FCC for only a fixed time, ten years, such licenses are subject to renewal by the FCC, based on the achievement of certain milestones and a finding that such renewal would serve the public interest. Upon renewal, the licenses are granted for additional ten-year periods. All of NextNav’s licenses are up for renewal at the same time. Renewal of NextNav’s licenses has occurred previously and at nominal cost. As a result, NextNav treats its wireless LMS spectrum licenses as an indefinite-lived intangible asset. NextNav reevaluates the useful life determination for wireless licenses each year to determine whether events and circumstances continue to support an indefinite useful life. Costs incurred to maintain the FCC licenses are recorded in operating expenses.

NextNav assesses indefinite-lived intangible assets for potential impairment annually as of October 1 or during the year if an event or other circumstance indicates that NextNav may not be able to recover the carrying amount of the asset. In evaluating indefinite-lived intangible assets for impairment, NextNav first assesses qualitative factors to determine whether it is more likely than not that the fair value of the asset is less than its carrying amount. If NextNav concludes that it is not more likely than not that the fair value of the asset is less than its carrying value, then no further testing is required. However, if NextNav concludes that it is more likely than not that the fair value of the asset is less than its carrying value, then NextNav performs a two-step impairment test to identify potential impairment and measures the amount of impairment it will recognize, if any.

Based on its qualitative assessment performed for the years ended December 31, 2020 and 2019, NextNav concluded that it was not more likely than not that the fair value of its indefinite-lived asset is less than its carrying amount, and as such, no impairment exists.

Basis of Presentation

The accompanying consolidated financial statements have been prepared in accordance with accounting principles generally accepted in the United States of America (“U.S. GAAP”). All intercompany transactions have been eliminated in consolidation.

Use of Estimates

In preparing the consolidated financial statements in conformity with U.S. GAAP, management makes estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of income and expenses during the reporting period and accompanying notes including those related to the useful lives and recoverability of long-lived and intangible assets, valuation of warrants for preferred and common units, valuation of embedded derivatives, income taxes and equity-based compensation, among others. NextNav bases estimates on historical experience, anticipated results and various other assumptions, including assumptions of future events, it believes are reasonable under the circumstances, the results of which form the basis for making judgments about the carrying value of assets, liabilities, equity, revenue and expenses, that are not readily apparent from other sources. Actual results and outcomes could differ materially from these estimates and assumptions.

Adopted Accounting Pronouncements

Effective January 1, 2020, NextNav adopted ASU 2019-08 Compensation — Stock Compensation (Topic 718) and Revenue from Contracts with Customers (Topic 606): Codification Improvements — Share-Based Consideration

Payable to a Customer Provides guidance specific to the recognition of share-based consideration payable to a customer. Adoption of ASU 2019-08 did not have a material impact on NextNav’s consolidated financial statements and related disclosures and no cumulative adjustment was recorded.

Recent Accounting Developments Not Yet Adopted

In February 2016, the FASB issued ASU 2016-02, Leases (Topic 842), which requires lessees to recognize lease assets and lease liabilities on the Consolidated Balance Sheet for those leases classified as operating leases under current U.S. GAAP. ASU 2016-02 requires that a lessee should recognize a liability to make lease payments (the lease liability) and a right-of-use asset representing its right to use the underlying asset for the lease term on the Consolidated Balance Sheet. The new guidance also requires qualitative and quantitative disclosures related to the nature, timing and uncertainty of cash flows arising from leases. The guidance is effective for the Company’s fiscal year beginning January 1, 2022, with early adoption permitted, and is required to be implemented using a modified retrospective approach. The Company is currently assessing the impact of the new standard on its financial statements, but anticipates a material increase in assets and liabilities due to the recognition of the required right-of-use asset and corresponding lease liability for all lease obligations that are currently classified as operating leases, such as real estate leases for corporate headquarters and site/shelter leases, as well as additional disclosure on all its lease obligations. The Consolidated Statement of Comprehensive Loss recognition of lease expense is not expected to significantly change from the current methodology.

In June 2016, the FASB issued ASU 2016-13, Financial Instruments — Credit Losses (Topic 326), which requires that an entity measure and recognize expected credit losses for financial assets held at amortized cost and replaces the incurred loss impairment methodology in current U.S. GAAP with a methodology that requires consideration of a broader range of information to estimate credit losses. The guidance also modifies the impairment model for available-for-sale debt securities. ASU 2016-13 is effective for the Company’s fiscal year beginning January 1, 2023. The Company is continuing to assess the potential impacts of ASU 2016-13 on its financial statements.

Spartacus Acquisition Shelf Corp. [Member]
Organization and Business Operations [Line Items]
Organization and Business Operations

1.    Overview of the Business and Basis of Presentation

Business Operations

Spartacus Acquisition Shelf Corp. (the “Company”) is a Delaware corporation formed by Spartacus Acquisition Corporation, a Delaware corporation (the “SPAC”) on May 21, 2021 (inception). The Company has adopted a fiscal year-end of December 31. The Company has the authority to issue 100 shares of common stock with a par value of $0.0001 per share. The Company was formed to be the surviving company in connection with a contemplated business combination between the SPAC and a target company. The Company has no prior operating activities.

Going Concern

The Company was formed by the SPAC. The SPAC has until April 19, 2022 to complete its initial business combination. If the SPAC is unable to complete the initial business combination by April 19, 2022, the SPAC must cease all operations and dissolve and liquidate under Delaware law.

The accompanying financial statements have been prepared assuming that the Company will continue as a going concern. If the SPAC is unable to raise additional funds to alleviate liquidity needs as well as complete a business combination by close of April 19, 2022, then the Company will cease all operations except for the purpose of liquidating. The liquidity condition and date for mandatory liquidation and subsequent dissolution raise substantial doubt about the Company’s ability to continue as a going concern. The financial statements do not include any adjustments that might result from the outcome of these uncertainties.

Note 1 — Organization and Business Operations

Spartacus Acquisition Shelf Corp. (the “Company”) is a Delaware corporation formed by Spartacus Acquisition Corporation, a Delaware corporation (the “SPAC”), on May 21, 2021 (inception). The Company has adopted a fiscal year-end of December 31. The Company has the authority to issue 100 shares of common stock with a par value of $0.0001 per share. The Company was formed to be the surviving company in connection with a proposed business combination between the SPAC and a target company. On June 3, 2021, the company formed the Merger Entities (as defined below) for the purpose of consummating the proposed business combination described below. Each of the Merger Entities is a wholly owned subsidiary of the Company and has issued common stock and ownership interest to the Company in consideration of its payment of incorporation expenses.

Proposed Business Combination and Related Transactions

On June 9, 2021, the SPAC entered into an Agreement and Plan of Merger (the “Merger Agreement”) with the Company, NextNav, LLC, a Delaware limited liability company, NextNav Holdings, LLC, a Delaware limited liability company (“Holdings”), NEA 14 NextNav Blocker, LLC, a Delaware limited liability company (“NEA Blocker”), Oak NextNav Blocker, LLC, a Delaware limited liability company (“Oak Blocker”), Columbia Progeny Partners IV, Inc., a Delaware corporation (“Columbia Blocker”), Global Long Short Partners Aggregating Holdings Del VII LLC, a Delaware limited liability company (“GS Blocker 1”), Global Private Opportunities Partners Holdings II Corp., a Delaware corporation, (“GS Blocker 2,” and collectively with NEA Blocker, Oak Blocker, Columbia Blocker, and GS Blocker 1, the “Blockers”), SASC (SPAC) Merger Sub 1 Corporation, a Delaware corporation (“MS 1”), SASC (Target) Merger Sub 2 LLC, a Delaware limited liability company (“MS 2”), SASC (NB) Merger Sub 3 LLC, a Delaware limited liability company (“MS 3”), SASC (OB) Merger Sub 4 LLC, a Delaware limited liability company (“MS 4”), SASC (CB) Merger Sub 5 Corporation, a Delaware corporation (“MS 5”), SASC (GB1) Merger Sub 6 LLC, a Delaware limited liability company (“MS 6”) , and SASC (GB2) Merger Sub 7 Corporation, a Delaware corporation (“MS 7,” and collectively with MS 1, MS 2, MS 3, MS 4, MS 5, and MS 6, the “Merger Entities”). The Merger Agreement provides for, among other things, (a) MS 1 to be merged with and into the SPAC, with the SPAC surviving the merger; (b) MS 2 to be merged with and into Holdings, with Holdings surviving the merger; (c) MS 3 to be merged with and into NEA Blocker, with NEA Blocker surviving the merger; (d) MS 4 to be merged with and into Oak Blocker, with Oak Blocker surviving the merger; (e) MS 5 to be merged with and into Columbia Blocker, with Columbia Blocker surviving the merger; (f) MS 6 to be merged with and into GS Blocker 1, with GS Blocker 1 surviving the merger; and (g) MS 7 to be merged with and into GS Blocker 2, with GS Blocker 2 surviving the merger (the “Transactions”).

As a result of the Transactions, the SPAC, NEA Blocker, Oak Blocker, Columbia Blocker, GS Blocker 1, GS Blocker 2 and Holdings and the various operating subsidiaries of Holdings (we refer to Holdings and its operating subsidiaries collectively as “NextNav”), will become wholly owned subsidiaries of the Company, and the SPAC’s stockholders, the equity holders of each of NEA Blocker, Oak Blocker, Columbia Blocker, GS Blocker 1, GS Blocker 2, and the equity holders of Holdings, will become stockholders of the Company.

Consummation of the Transactions is subject to customary conditions of the respective parties, including, among others, that (i) there being no law or injunction prohibiting consummation of the Transactions; (ii) the Transactions be approved by the SPAC’s stockholders; (iii) all applicable waiting periods and any extensions thereof under the Hart-Scott-Rodino Antitrust Improvements Act of 1976, as amended, and the rules and regulations promulgated thereunder will have expired or been terminated; (iv) the Registration Statement on Form S-4 of the Company containing the proxy statement/prospectus for the SPAC’s special meeting of stockholders will have become effective; (v) receipt of consent to the Transactions from the Federal Communications Commission; (vi) the Company will have at least $5,000,001 of net tangible assets (as determined in accordance with Rule 3a51-1(g)(1) of the Securities Exchange Act of 1934, as amended (the “Exchange Act”)) immediately following the closing of the Transaction (the “Closing”) (after giving effect to the redemption of any public shares by the SPAC’s public stockholders); and (vii) the Company’s common stock shares and warrants to be issued in connection with the Transactions shall have been approved for listing on The Nasdaq Stock Market LLC (“Nasdaq”). In addition, the obligations of NextNav and the SPAC, respectively, to consummate the Transactions is conditioned upon no material adverse effect having occurred with respect to the other party, and NextNav’s obligations to consummate the Transactions are conditioned upon the SPAC’s available closing date total cash (including cash in the SPAC’s trust account after giving effect to any redemptions and payment of transaction expenses, and the proceeds of the PIPE Investment (as defined below)) being equal to or greater than $250 million.

The Merger Agreement provides that at the Closing, the Company will enter into a Registration Rights Agreement with B. Riley Principal Investments, LLC, a Delaware limited liability company (“B. Riley”), Spartacus Sponsor LLC, a Delaware limited liability company (“Sponsor”), the Blockers, other than NEA Blocker, Fortress Investment Group LLC and certain other former owners of Holdings with respect to the resale of shares of the Company’s common stock and other equity securities (including certain warrants to purchase shares of common stock of the Company and shares of common stock of the Company issued or issuable upon the exercise of any other equity security) that will be issued as consideration pursuant to the Merger Agreement (the “Registration Rights Agreement”). The Registration Rights Agreement will require the Company to, among other things, file a resale shelf registration statement on behalf of such stockholders promptly after the Closing. The Registration Rights Agreement will also provide certain demand rights and piggyback rights to such stockholders, subject to underwriter cutbacks and issuer blackout periods. The Company will agree to pay certain fees and expenses relating to registrations under the Registration Rights Agreement. The Registration Rights Agreement will also prohibit the transfer (subject to limited exceptions) of the shares of the Company’s common stock (a) received as equity consideration by certain stockholders of the SPAC for a period of one year following the Closing, subject to early termination in the event that the closing sale price of the Company’s common stock equals or exceeds $12.00 per share for 20 out of 30 consecutive trading days commencing at least 150 days after the Closing and (b) received as equity consideration by certain former owners of Holdings for a period of 180 days following the Closing, subject to early termination for 50% of the shares held thereby in the event that the closing sale price of the Company’s common stock equals or exceeds $12.00 per share for 20 out of 30 consecutive trading days commencing at least 60 days after the Closing. The Registration Rights Agreement will also prohibit the transfer (subject to limited exceptions) of the Company’s warrants held by Sponsor and B. Riley and shares issuable upon the exercise or conversion thereof for a period of 30 days following the Closing.

Concurrently with the execution and delivery of the Merger Agreement, certain “qualified institutional buyers” (as defined in Rule 144A under the Securities Act of 1933, as amended (the “Securities Act”)) or institutional “accredited investors” (as such term is defined in Rule 501 under the Securities Act) (collectively, the “PIPE Investors”), entered into subscription agreements (the “PIPE Subscription Agreements”) pursuant to which the PIPE Investors have committed to subscribe for and purchase 20.5 million shares of the SPAC’s Class A common stock (the “PIPE Shares”) at a purchase price per share of $10.00 for aggregate gross proceeds of $205 million (the “PIPE Investment”). The purchase of the PIPE Shares will be consummated immediately prior to the Closing, with such PIPE Shares immediately being cancelled in connection with the mergers and in consideration for newly issued common stock of the Company. In connection with the placement of the PIPE Shares, the SPAC’s co-placement agents, B. Riley Securities, Inc. and PJT Partners LP, will be due a fee of approximately $5.9 million upon the Closing.

The Merger Agreement and related agreements are further described in the current report on Form 8-K filed by the SPAC with the U.S. Securities and Exchange Commission (the “SEC”) on June 10, 2021.

On June 25, 2021, the Company filed a registration statement on Form S-4 (File No: 333-257441) (the “Form S-4”) related to the proposed Business Combination. The Form S-4 was subsequently amended by the Company on August 12, 2021 and August 25, 2021, and the SEC declared the Form S-4 effective on September 13, 2021. On September 17, 2021, the SPAC filed a definitive proxy statement in connection with the special meeting of the SPAC’s stockholders to be held on October 27, 2021 regarding the proposed business combination. The proposed business combination is expected to close on or prior to November 1, 2021, subject to approval by SPAC’s stockholders and other customary closing conditions.

Upon closing of the proposed business combination described above, it is expected that the Company’s common stock and warrants will be listed on Nasdaq under the symbols “NN” and “NNAVW”, respectively.

Other than as specifically discussed, this quarterly report on Form 10-Q does not assume the closing of the proposed business combination.

Liquidity and Capital Resources

As of September 30, 2021, the Company did not have any cash, relying on the SPAC to fund all of its expenses. All amounts either already paid or expected to be paid by the SPAC are presented as due to affiliate on the consolidated Balance Sheet and are due within one year. The SPAC has until April 19, 2022 to complete its initial business combination. If the SPAC is unable to complete the initial business combination by April 19, 2022, the SPAC must cease all operations and dissolve and liquidate under Delaware law.

The accompanying financial statements have been prepared assuming that the Company will continue as a going concern. If the SPAC is unable to raise additional funds to alleviate liquidity needs as well as complete a business combination by April 19, 2022, then the Company will cease all operations except for the purpose of liquidating. The liquidity condition and date for mandatory liquidation and subsequent dissolution raise substantial doubt about the Company’s ability to continue as a going concern. The financial statements do not include any adjustments that might result from the outcome of these uncertainties.

Spartacus Acquisition Corp [Member]
Organization and Business Operations [Line Items]
Organization and Business Operations

Note 1 — Organization and Business Operation

Spartacus Acquisition Corporation (the “Company”) is a newly organized blank check company incorporated as a Delaware company on August 10, 2020. The Company was formed for the purpose of effecting a merger, capital stock exchange, asset acquisition, stock purchase, reorganization or similar business combination with one or more businesses (the “Business Combination”).

As of December 31, 2020, the Company had not commenced any operations. All activity for the period from August 10, 2020 (inception) through December 31, 2020 relates to the Company’s formation and the Initial Public Offering (“IPO”) described below. The Company will not generate any operating revenues until after the completion of its initial Business Combination, at the earliest. The Company will generate non-operating income in the form of interest income on cash and cash equivalents from the proceeds derived from the IPO.

The Company’s sponsor is Spartacus Sponsor LLC, a Delaware limited liability company (the “Sponsor”).

IPO

The registration statement for the Company’s IPO was declared effective on October 15, 2020 (the “Effective Date”). On October 19, 2020, the Company consummated the IPO of 20,000,000 units (each, a “Unit” and collectively, the “Units”) at $10.00 per Unit, generating gross proceeds of $200,000,000. Each Unit consists of one share of Class A common stock, and one-half of one redeemable warrant. Each whole warrant entitles the holder thereof to purchase one share of Class A common stock at a price of $11.50 per share, subject to adjustment as described in this IPO. Only whole warrants are exercisable. Simultaneously with the closing of the IPO, the Company consummated the sale of 8,750,000 warrants (the “Private Placement Warrants”) at a price of $1.00 per Private Placement Warrant in a private placement, generating gross proceeds of $8,750,000, which is described in Note 4.

Transaction costs of the IPO amounted to $11,516,309 consisting of $4,000,000 of underwriting discount $7,000,000 of deferred underwriters’ discount and $516,309 of other offering costs.

Initial Business Combination

The Company’s management has broad discretion with respect to the specific application of the net proceeds of the IPO, although substantially all of the net proceeds are intended to be applied generally toward consummating a Business Combination. There is no assurance that the Company will be able to complete a Business Combination successfully. The Company must complete one or more initial Business Combinations having an aggregate fair market value of at least 80% of the assets held in the Trust Account (as defined below) (net of amounts disbursed to management for working capital purposes, if permitted, and excluding the amount of any deferred underwriting commissions) at the time of the agreement to enter into the initial Business Combination. However, the Company will only complete a Business Combination if the post-transaction company owns or acquires 50% or more of the outstanding voting securities of the target or otherwise acquires an interest in the target sufficient for it not to be required to register as an investment company under the Investment Company Act 1940, as amended (the “Investment Company Act”).

Following the closing of the IPO on October 19, 2020, an amount equal to at least $10.15 per Unit sold in the IPO was held in a trust account (“Trust Account”), to be invested only in U.S. government securities, with a maturity of 180 days or less or in money market funds meeting certain conditions under Rule 2a-7 under the Investment Company Act, which invest only in direct U.S. government treasury obligations. Except with respect to interest earned on the funds held in the Trust Account that may be released to the Company to pay its tax obligations, the proceeds from this offering will not be released from the Trust Account until the earliest to occur of: (a) the completion of the Company’s initial Business Combination, (b) the redemption of any public shares properly submitted in connection with a stockholder vote to amend the Company’s amended and restated memorandum and articles of association to (i) modify the substance or timing of the Company’s obligation to provide for the redemption of its public stocks in connection with an initial Business Combination or to redeem 100% of its public stocks if the Company do not complete its initial Business Combination within 18 months from the closing of this offering or (ii) with respect to any other material provisions relating to stockholders’ rights or pre-initial Business Combination activity, and (c) the redemption of the Company’s public shares if the Company are unable to complete its initial Business Combination within 18 months from the closing of this offering, subject to applicable law.

The Company will provide its public stockholders with the opportunity to redeem all or a portion of their public shares upon the completion of the initial Business Combination either (i) in connection with a stockholder meeting called to approve the initial Business Combination or (ii) by means of a tender offer. The decision as to whether the Company will seek stockholder approval of a proposed initial Business Combination or conduct a tender offer will be made by the Company, solely in its discretion. The stockholders will be entitled to redeem their shares for a pro rata portion of the amount then on deposit in the Trust Account (initially approximately $10.15 per share, plus any pro rata interest earned on the funds held in the Trust Account and not previously released to the Company to pay its tax obligations).

The common stock subject to redemption is recorded at a redemption value and classified as temporary equity, in accordance with Accounting Standards Codification (“ASC”) Topic 480 “Distinguishing Liabilities from Equity.” The Company will proceed with a Business Combination if the Company has net tangible assets of at least $5,000,001 upon such consummation of a Business Combination and, if the Company seeks stockholder approval, a majority of the issued and outstanding shares voted are voted in favor of the Business Combination.

If a stockholder vote is not required by law and the Company does not decide to hold a stockholder vote for business or other legal reasons, the Company will, pursuant to its Amended and Restated Articles of Incorporation (the “Amended and Restated Memorandum and Articles of Incorporation”), conduct the redemptions pursuant to the tender offer rules of the U.S. Securities and Exchange Commission (“SEC”) and file tender offer documents with the SEC prior to completing a Business Combination.

If, however, stockholder approval of the transactions is required by law, or the Company decides to obtain stockholder approval for business or legal reasons, the Company will offer to redeem shares in conjunction with a proxy solicitation pursuant to the proxy rules and not pursuant to the tender offer rules. Additionally, each public stockholder may elect to redeem their Public Shares irrespective of whether they vote for or against the proposed transaction.

Notwithstanding the foregoing redemption rights, if the Company seeks stockholder approval of its initial Business Combination and the Company does not conduct redemptions in connection with its initial Business Combination pursuant to the tender offer rules, the Amended and Restated Articles of Incorporation will provide that a public stockholder, together with any affiliate of such stockholder or any other person with whom such stockholder is acting in concert or as a “group” (as defined under Section 13 of the Exchange Act), will be restricted from redeeming its shares with respect to more than an aggregate of 15% of the shares sold in this offering, without the Company’s prior consent.

The Company’s Sponsor, officers and directors (the “initial stockholders”) have agreed not to propose any amendment to the Amended and Restated Articles of Incorporation (a) that would modify the substance or timing of the Company’s obligation to provide for the redemption of its public shares in connection with an initial Business Combination or to redeem 100% of the public shares if the Company does not complete its initial Business Combination within 18 months from the closing of the Public Offering (the “Combination Period”) or (b) with respect to any other material provisions relating to stockholders’ rights or pre-initial Business Combination activity, unless the Company provide its public stockholders with the opportunity to redeem their common stock shares in conjunction with any such amendment.

If the Company is unable to complete its initial Business Combination within the Combination Period, the Company will: (i) cease all operations except for the purpose of winding up, (ii) as promptly as reasonably possible but not more than ten business days thereafter, redeem the public shares, at a per-share price, payable in cash, equal to the aggregate amount then on deposit in the Trust Account including interest earned on the funds held in the Trust Account and not previously released to the Company (less up to $100,000 of interest to pay dissolution expenses), divided by the number of then outstanding Public Shares, which redemption will completely extinguish public stockholders’ rights as stockholders (including the right to receive further liquidating distributions, if any), and (iii) as promptly as reasonably possible following such redemption, subject to the approval of the Company’s remaining stockholders and the Company’s board of directors, liquidate and dissolve, subject in the case of clauses (ii) and (iii) to the Company’s obligations under the law of the state of Delaware to provide for claims of creditors and the requirements of other applicable law.

The Company’s initial stockholders agreed to waive their rights to liquidating distributions from the Trust Account with respect to any founder shares held by them if the Company fails to complete its initial Business Combination within the Combination Period. However, if the initial stockholders acquire public shares in or after the Public Offering, they will be entitled to liquidating distributions from the Trust Account with respect to such public shares if the Company fails to complete a Business Combination during the Combination Period.

On October 29, 2020, the Company announced that, commencing on November 2, 2020, the holders of Units may elect to separately trade the shares of Class A common stock and warrants included in the Units. No fractional warrants will be issued upon separation of the Units and only whole warrants will trade. The shares of Class A Common Stock and the warrants currently trade on the Nasdaq Capital Market under the symbols “TMTS” and “TMTSW,” respectively. The Units not separated will continue to trade on the Nasdaq Capital Market under the symbol “TMTSU.”

Liquidity and Capital Resources

As of December 31, 2020, the Company had cash of $1,007,130 not held in the Trust Account and available for working capital purposes.

The Company does not believe it will need to raise additional funds in order to meet the expenditures required for operating our business. However, if the estimate of the costs of identifying a target business, undertaking in-depth due diligence and negotiating a Business Combination are less than the actual amount necessary to do so, the Company may have insufficient funds available to operate its business prior to our Business Combination. Moreover, the Company may need to obtain additional financing or draw on the Working Capital Loans (as defined below) either to complete a Business Combination or because it becomes obligated to redeem a significant number of the public shares upon consummation of our Business Combination, in which case the Company may issue additional securities or incur debt in connection with such Business Combination. Subject to compliance with applicable securities laws, the Company would only complete such financing simultaneously with the completion of our Business Combination. If the Company is unable to complete the Business Combination because it does not have sufficient funds available, the Company will be forced to cease operations and liquidate the Trust Account. In addition, following the Business Combination, if cash on hand is insufficient, the Company may need to obtain additional financing in order to meet our obligations.

Emerging Growth Company

The Company is an “emerging growth company,” as defined in Section 2(a) of the Securities Act of 1933, as amended, (the “Securities Act”), as modified by the Jumpstart our Business Startups Act of 2012, ( the “JOBS Act”), and it may take advantage of certain exemptions from various reporting requirements that are applicable to other public companies that are not emerging growth companies including, but not limited to, not being required to comply with the auditor attestation requirements of Section 404 of the Sarbanes-Oxley Act, reduced disclosure obligations regarding executive compensation in its periodic reports and proxy statements, and exemptions from the requirements of holding a nonbinding advisory vote on executive compensation and stockholder approval of any golden parachute payments not previously approved.

Further, Section 102(b)(1) of the JOBS Act exempts emerging growth companies from being required to comply with new or revised financial accounting standards until private companies (that is, those that have not had a Securities Act registration statement declared effective or do not have a class of securities registered under the Exchange Act) are required to comply with the new or revised financial accounting standards. The JOBS Act provides that a company can elect to opt out of the extended transition period and comply with the requirements that apply to non-emerging growth companies but any such election to opt out is irrevocable. The Company has elected not to opt out of such extended transition period which means that when a standard is issued or revised and it has different application dates for public or private companies, the Company, as an emerging growth company, can adopt the new or revised standard at the time private companies adopt the new or revised standard. This may make comparison of the Company’s financial statements with another public company which is neither an emerging growth company nor an emerging growth company which has opted out of using the extended transition period difficult or impossible because of the potential differences in accounting standards used.

Risks and Uncertainties

Management is currently evaluating the impact of the COVID-19 pandemic on the industry and has concluded that while it is reasonably possible that the virus could have a negative effect on the Company’s financial position, results of its operations and/or search for a target company, the specific impact is not readily determinable as of the date of these financial statements. The financial statements do not include any adjustments that might result from the outcome of this uncertainty.

Note 1 — Organization and Business Operations

Spartacus Acquisition Corporation (the “Company”) is a newly organized blank check company incorporated as a Delaware company on August 10, 2020. The Company was formed for the purpose of acquiring, merging with, engaging in capital stock exchange with, purchasing all or substantially all of the assets of, engaging in contractual arrangements, or engaging in any other similar business combination with a single operating entity, or one or more related or unrelated operating entities operating in any sector (“Business Combination”).

As of September 30, 2021, the Company had not commenced any operations. All activity through September 30, 2021 relates to the Company’s formation and the initial public offering (“IPO”) described below. The Company will not generate any operating revenues until after the completion of its initial Business Combination, at the earliest. The Company will generate non-operating income in the form of interest income on cash and cash equivalents from the proceeds derived from the IPO. The Company’s sponsor is Spartacus Sponsor LLC, a Delaware limited liability company (the “Sponsor”).

IPO

On October 19, 2020, the Company consummated the IPO of 20,000,000 units (each, a “Unit” and collectively, the “Units”) at $10.00 per Unit, generating gross proceeds of $200,000,000, which is discussed in Note 4. Each Unit consists of one share of Class A common stock (“public share(s)”), and one-half of one redeemable warrant (“Public Warrants”). Each whole warrant entitles the holder thereof to purchase one share of Class A common stock, par value $0.0001 per share (“Class A common stock”), at a price of $11.50 per share, subject to adjustment as described in the IPO. Only whole warrants are exercisable.

Simultaneously with the closing of the IPO, the Company consummated the sale of 8,750,000 warrants (the “Private Placement Warrants”) at a price of $1.00 per Private Placement Warrant in a private placement, generating gross proceeds of $8,750,000, which is described in Note 4.

Transaction costs of the IPO amounted to $11,516,309, consisting of $4,000,000 of the underwriting discount $7,000,000 of deferred underwriters’ discount and $516,309 of other offering costs. Effective on the date of the IPO, $604,606 of offering costs associated with the issuance of the warrants was expensed while the remaining $10,911,703 was classified as equity.

Initial Business Combination

The Company’s management has broad discretion with respect to the specific application of the net proceeds of the IPO, although substantially all of the net proceeds are intended to be applied generally toward consummating a Business Combination. There is no assurance that the Company will be able to complete a Business Combination successfully. The Company must complete one or more initial Business Combinations having an aggregate fair market value of at least 80% of the assets held in the Trust Account (as defined below) (net of amounts disbursed to management for working capital purposes, if permitted, and excluding the amount of any deferred underwriting commissions) at the time of the agreement to enter into the initial Business Combination. However, the Company will only complete a Business Combination if the post-transaction company owns or acquires 50% or more of the outstanding voting securities of the target or otherwise acquires an interest in the target sufficient for it not to be required to register as an investment company under the Investment Company Act 1940, as amended (the “Investment Company Act”).

Following the closing of the IPO on October 19, 2020, an amount equal to at least $10.15 per Unit sold in the IPO was held in a trust account (“Trust Account”), to be invested only in U.S. government securities, with a maturity of 180 days or less or in money market funds meeting certain conditions under Rule 2a-7 under the Investment Company Act, which invest only in direct U.S. government treasury obligations. Except with respect to interest earned on the funds held in the Trust Account that may be released to the Company to pay its tax obligations, the proceeds from the IPO will not be released from the Trust Account until the earliest to occur of: (a) the completion of the Company’s initial Business Combination, (b) the redemption of any public shares properly submitted in connection with a stockholder vote to amend the Company’s amended and restated certificate of incorporation (the “Amended and Restated Certificate of Incorporation”) to (i) modify the substance or timing of the Company’s obligation to provide for the redemption of its public shares in connection with an initial Business Combination or to redeem 100% of its public shares if the Company does not complete its initial Business Combination within 18 months from the closing of the offering or (ii) with respect to any other material provisions relating to stockholders’ rights or pre-initial Business Combination activity, and (c) the redemption of the Company’s public shares if the Company is unable to complete its initial Business Combination within 18 months from the closing of the IPO, subject to applicable law.

The Company will provide its public stockholders with the opportunity to redeem all or a portion of their public shares upon the completion of the initial Business Combination either (i) in connection with a stockholder meeting called to approve the initial Business Combination or (ii) by means of a tender offer. The decision as to whether the Company will seek stockholder approval of a proposed initial Business Combination or conduct a tender offer will be made by the Company, solely in its discretion. The stockholders will be entitled to redeem their shares for a pro rata portion of the amount then on deposit in the Trust Account (initially approximately $10.15 per share, plus any pro rata interest earned on the funds held in the Trust Account and not previously released to the Company to pay its tax obligations).

The common stock subject to redemption is recorded at a redemption value and classified as temporary equity, in accordance with Financial Accounting Standards Board (“FASB”) Accounting Standards Codification (“ASC”) Topic 480 “Distinguishing Liabilities from Equity.” The Company will proceed with a Business Combination if the Company has net tangible assets of at least $5,000,001 upon such consummation of a Business Combination and, if the Company seeks stockholder approval, a majority of the issued and outstanding shares voted are voted in favor of the Business Combination.

If a stockholder vote is not required by law and the Company does not decide to hold a stockholder vote for business or other legal reasons, the Company will, pursuant to its Amended and Restated Certificate of Incorporation, conduct the redemptions pursuant to the tender offer rules of the U.S. Securities and Exchange Commission (the “SEC”) and file tender offer documents with the SEC prior to completing a Business Combination.

If, however, stockholder approval of the transactions is required by law, or the Company decides to obtain stockholder approval for business or legal reasons, the Company will offer to redeem shares in conjunction with a proxy solicitation pursuant to the proxy rules and not pursuant to the tender offer rules. Additionally, each public stockholder may elect to redeem their public shares irrespective of whether they vote for or against the proposed transaction.

Notwithstanding the foregoing redemption rights, if the Company seeks stockholder approval of its initial Business Combination and the Company does not conduct redemptions in connection with its initial Business Combination pursuant to the tender offer rules, the Amended and Restated Certificate of Incorporation will provide that a public stockholder, together with any affiliate of such stockholder or any other person with whom such stockholder is acting in concert or as a “group” (as defined under Section 13 of the Securities Exchange Act of 1934, as amended (the “Exchange Act”)), will be restricted from redeeming its shares with respect to more than an aggregate of 15% of the shares sold in this offering, without the Company’s prior consent.

The Company’s Sponsor, officers and directors (the “initial stockholders”) have agreed not to propose any amendment to the Amended and Restated Certificate of Incorporation (a) that would modify the substance or timing of the Company’s obligation to provide for the redemption of its public shares in connection with an initial Business Combination or to redeem 100% of the public shares if the Company does not complete its initial Business Combination within 18 months from the closing of the IPO (the “Combination Period”) or (b) with respect to any other material provisions relating to stockholders’ rights or pre-initial Business Combination activity, unless the Company provide its public stockholders with the opportunity to redeem their public shares in conjunction with any such amendment.

If the Company is unable to complete its initial Business Combination within the Combination Period, the Company will: (i) cease all operations except for the purpose of winding up, (ii) as promptly as reasonably possible but not more than ten business days thereafter, redeem the public shares, at a per-share price, payable in cash, equal to the aggregate amount then on deposit in the Trust Account including interest earned on the funds held in the Trust Account and not previously released to the Company (less up to $100,000 of interest to pay dissolution expenses), divided by the number of then outstanding public shares, which redemption will completely extinguish public stockholders’ rights as stockholders (including the right to receive further liquidating distributions, if any), and (iii) as promptly as reasonably possible following such redemption, subject to the approval of the Company’s remaining stockholders and the Company’s board of directors, liquidate and dissolve, subject in the case of clauses (ii) and (iii) to the Company’s obligations under the law of the State of Delaware to provide for claims of creditors and the requirements of other applicable law.

The Company’s initial stockholders agreed to waive their rights to liquidating distributions from the Trust Account with respect to any founder shares (as defined below) held by them if the Company fails to complete its initial Business Combination within the Combination Period. However, if the initial stockholders acquire public shares in or after the IPO, they will be entitled to liquidating distributions from the Trust Account with respect to such public shares if the Company fails to complete a Business Combination during the Combination Period.

Since November 2, 2020, the holders of the Company’s Units are able to elect to separately trade the shares of Class A common stock and warrants included in the Units. No fractional warrants are issued upon separation of the Units and only whole warrants trade. The shares of Class A common stock and the warrants currently trade on the Nasdaq Capital Market under the symbols “TMTS” and “TMTSW,” respectively. The Units not separated continue to trade on the Nasdaq Capital Market under the symbol “TMTSU.”

Proposed Business Combination and Related Transactions

On June 9, 2021, the Company entered into an Agreement and Plan of Merger (the “Merger Agreement”) with Spartacus Acquisition Shelf Corp., a Delaware corporation (“Shelf”), NextNav, LLC, a Delaware limited liability company, NextNav Holdings, LLC, a Delaware limited liability company (“Holdings”), NEA 14 NextNav Blocker, LLC, a Delaware limited liability company (“NEA Blocker”), Oak NextNav Blocker, LLC, a Delaware limited liability company (“Oak Blocker”), Columbia Progeny Partners IV, Inc., a Delaware corporation (“Columbia Blocker”), Global Long Short Partners Aggregating Holdings Del VII LLC, a Delaware limited liability company (“GS Blocker 1”), Global Private Opportunities Partners Holdings II Corp., a Delaware corporation, (“GS Blocker 2,” and collectively with NEA Blocker, Oak Blocker, Columbia Blocker, and GS Blocker 1, the “Blockers”), SASC (SPAC) Merger Sub 1 Corporation, a Delaware corporation (“MS 1”), SASC (Target) Merger Sub 2 LLC, a Delaware limited liability company (“MS 2”), SASC (NB) Merger Sub 3 LLC, a Delaware limited liability company (“MS 3”), SASC (OB) Merger Sub 4 LLC, a Delaware limited liability company (“MS 4”), SASC (CB) Merger Sub 5 Corporation, a Delaware corporation (“MS 5”), SASC (GB1) Merger Sub 6 LLC, a Delaware limited liability company (“MS 6”), and SASC (GB2) Merger Sub 7 Corporation, a Delaware corporation (“MS 7,” and collectively with MS 1, MS 2, MS 3, MS 4, MS 5, and MS 6, the “Merger Entities”).

The Merger Entities are each wholly owned subsidiaries of Shelf. The Merger Agreement provides for, among other things, (a) MS 1 to be merged with and into the Company, with the Company surviving the merger; (b) MS 2 to be merged with and into Holdings, with Holdings surviving the merger; (c) MS 3 to be merged with and into NEA Blocker, with NEA Blocker surviving the merger; (d) MS 4 to be merged with and into Oak Blocker, with Oak Blocker surviving the merger; (e) MS 5 to be merged with and into Columbia Blocker, with Columbia

Blocker surviving the merger; (f) MS 6 to be merged with and into GS Blocker 1, with GS Blocker 1 surviving the merger; and (g) MS 7 to be merged with and into GS Blocker 2, with GS Blocker 2 surviving the merger (the “Transactions”).

As a result of the Transactions, the Company, NEA Blocker, Oak Blocker, Columbia Blocker, GS Blocker 1, GS Blocker 2 and Holdings and the various operating subsidiaries of Holdings (we refer to Holdings and its operating subsidiaries collectively as “NextNav”), will become wholly owned subsidiaries of Shelf, and the Company’s stockholders, the equity holders of each of NEA Blocker, Oak Blocker, Columbia Blocker, GS Blocker 1, GS Blocker 2, and the equity holders of Holdings, will become stockholders of Shelf.

Consummation of the Transactions is subject to customary conditions of the respective parties, including, among others, that (i) there being no law or injunction prohibiting consummation of the Transactions; (ii) the Transactions be approved by the Company’s stockholders; (iii) all applicable waiting periods and any extensions thereof under the Hart-Scott-Rodino Antitrust Improvements Act of 1976, as amended, and the rules and regulations promulgated thereunder will have expired or been terminated; (iv) the Registration Statement on Form S-4 of Shelf containing the proxy statement/prospectus for the Company’s special meeting of stockholders will have become effective; (v) receipt of consent to the Transactions from the Federal Communications Commission; (vi) the Company will have at least $5,000,001 of net tangible assets (as determined in accordance with Rule 3a51-1(g)(1) of the Exchange Act immediately following the closing of the Transaction (the “Closing”) (after giving effect to the redemption of any public shares by the Company’s public stockholders); and (vii) the Shelf common stock shares and warrants to be issued in connection with the Transactions shall have been approved for listing on The Nasdaq Stock Market LLC (“Nasdaq”). In addition, the obligations of NextNav and the Company, respectively, to consummate the Transactions is conditioned upon no material adverse effect having occurred with respect to the other party, and NextNav’s obligations to consummate the Transactions are conditioned upon the Company’s available closing date total cash (including cash in the Trust Account after giving effect to any redemptions and payment of transaction expenses, and the proceeds of the PIPE Investment (as defined below)) being equal to or greater than $250 million.

The Merger Agreement provides that at the Closing, Shelf will enter into a Registration Rights Agreement with B. Riley Principal Investments, LLC, a Delaware limited liability company (“B. Riley”), and Sponsor, the Blockers, other than NEA Blocker, Fortress Investment Group, LLC and certain other former owners of Holdings with respect to the resale of shares of Shelf common stock and other equity securities (including certain warrants to purchase shares of common stock of Shelf and shares of common stock of Shelf issued or issuable upon the exercise of any other equity security) that will be issued as consideration pursuant to the Merger Agreement (the “Registration Rights Agreement”). The Registration Rights Agreement will require Shelf to, among other things, file a resale shelf registration statement on behalf of such stockholders promptly after the Closing. The Registration Rights Agreement will also provide certain demand rights and piggyback rights to such stockholders, subject to underwriter cutbacks and issuer blackout periods. Shelf will agree to pay certain fees and expenses relating to registrations under the Registration Rights Agreement. The Registration Rights Agreement will also prohibit the transfer (subject to limited exceptions) of the shares of Shelf’s common stock (a) received as equity consideration by certain stockholders of the Company for a period of one year following the Closing, subject to early termination in the event that the closing sale price of Shelf’s common stock equals or exceeds $12.00 per share for 20 out of 30 consecutive trading days commencing at least 150 days after the Closing and (b) received as equity consideration by certain former owners of Holdings for a period of 180 days following the Closing, subject to early termination for 50% of the shares held thereby in the event that the closing sale price of Shelf’s common stock equals or exceeds $12.00 per share for 20 out of 30 consecutive trading days commencing at least 60 days after the Closing. The Registration Rights Agreement will also prohibit the transfer (subject to limited exceptions) of the Company’s warrants held by Sponsor and B. Riley and shares issuable upon the exercise or conversion thereof for a period of 30 days following the Closing.

Concurrently with the execution and delivery of the Merger Agreement, certain “qualified institutional buyers” (as defined in Rule 144A under the Securities Act of 1933, as amended (the “Securities Act”)) or institutional “accredited investors” (as such term is defined in Rule 501 under the Securities Act) (collectively, the “PIPE Investors”), entered into subscription agreements (the “PIPE Subscription Agreements”) pursuant to which the PIPE Investors have committed to subscribe for and purchase 20.5 million shares of Company Class A common stock (the “PIPE Shares”) at a purchase price per share of $10.00 for aggregate gross proceeds of $205 million (the “PIPE Investment”). The purchase of the PIPE Shares will be consummated immediately prior to the Closing, with such PIPE Shares immediately being cancelled in connection with the mergers and in consideration for newly issued Shelf common stock. In connection with the placement of the PIPE Shares, the Company’s co-placement agents, B. Riley Securities, Inc. and PJT Partners LP, will be due a fee of approximately $5.9 million upon the Closing.

The Merger Agreement and related agreements are further described in the Current Report on Form 8-K filed by the Company with the SEC on June 10, 2021.

On June 25, 2021, Shelf filed a registration statement on Form S-4 (File No: 333-257441) (the “Form S-4”) related to the proposed Business Combination. The Form S-4 was subsequently amended by Shelf on August 12, 2021 and August 25, 2021, and the SEC declared the Form S-4 effective on September 13, 2021. On September 17, 2021, the Company filed a definitive proxy statement in connection with the special meeting of the Company’s stockholders to be held on October 27, 2021 regarding the proposed Business Combination. The proposed Business Combination is expected to close on or prior to November 1, 2021, subject to approval by our stockholders and other customary closing conditions.

Upon closing of the proposed Business Combination described above, our securities will be delisted from Nasdaq and it is expected that Shelf’s common stock and warrants will be listed on Nasdaq under the symbols “NN” and “NNAVW”, respectively. At the closing of the Transactions, any of the Units that are not already trading separately will automatically separate into their component shares of Shelf common stock and one-half of one redeemable warrant. Shelf will not have any units outstanding following the consummation of the Transactions.

Other than as specifically discussed, this quarterly report does not assume the closing of the proposed Business Combination.

Liquidity and Capital Resources

As of September 30, 2021, the Company had $36,141 in its operating bank account, and a working capital deficit of $(1,859,640).

Based on its currently available cash on hand, access to the First Working Capital Loan (as defined below), and extended payment terms with certain vendors, the Company believes it has sufficient liquidity to meet the expenditures required for operating our business. However, if the estimate of the costs of identifying a target business, undertaking in-depth due diligence and negotiating a Business Combination are less than the actual amount necessary to do so, the Company may have insufficient funds available to operate its business prior to our Business Combination. Moreover, the Company may need to obtain additional financing either to complete a Business Combination or because it becomes obligated to redeem a significant number of the public shares upon consummation of our Business Combination, in which case the Company may issue additional securities or incur debt in connection with such Business Combination. Subject to compliance with applicable securities laws, the Company would only complete such financing simultaneously with the completion of our Business Combination. If the Company is unable to complete the Business Combination because it does not have sufficient funds available, the Company will be forced to cease operations and liquidate the Trust Account. In addition, following the Business Combination, if cash on hand is insufficient, the Company may need to obtain additional financing in order to meet our obligations.

Emerging Growth Company

The Company is an “emerging growth company,” as defined in Section 2(a)(19) of the Securities Act, as modified by the Jumpstart our Business Startups Act of 2012, (the “JOBS Act”), and it may take advantage of certain exemptions from various reporting requirements that are applicable to other public companies that are not emerging growth companies including, but not limited to, not being required to comply with the auditor attestation requirements of Section 404 of the Sarbanes-Oxley Act of 2002, reduced disclosure obligations regarding executive compensation in its periodic reports and proxy statements, and exemptions from the requirements of holding a nonbinding advisory vote on executive compensation and stockholder approval of any golden parachute payments not previously approved.

Further, Section 102(b)(1) of the JOBS Act exempts emerging growth companies from being required to comply with new or revised financial accounting standards until private companies (that is, those that have not had a Securities Act registration statement declared effective or do not have a class of securities registered under the Exchange Act) are required to comply with the new or revised financial accounting standards. The JOBS Act provides that a company can elect to opt out of the extended transition period and comply with the requirements that apply to non-emerging growth companies but any such election to opt out is irrevocable. The Company has elected not to opt out of such extended transition period which means that when a standard is issued or revised and it has different application dates for public and private companies, the Company, as an emerging growth company, can adopt the new or revised standard at the time private companies adopt the new or revised standard. This may make comparison of the Company’s financial statements with another public company which is neither an emerging growth company nor an emerging growth company which has opted out of using the extended transition period difficult or impossible because of the potential differences in accounting standards used.

Risks and Uncertainties

Management is currently evaluating the impact of the COVID-19 pandemic on the industry and has concluded that while it is reasonably possible that the virus could have a negative effect on the Company’s financial position, results of its operations and/or search for a target company and completing a Business Combination, the specific impact is not readily determinable as of the date of these financial statements. The financial statements do not include any adjustments that might result from the outcome of this uncertainty.